UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
UNCONSOLIDATED STRUCTURED ENTITIES
Schedule of interests in unconsolidated structured entities

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2021

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,661,019	167,129,575	168,790,594
The Bank’s interest-assets
Investments at fair value through profit or loss	110,026	-	110,026
Investments at fair value through other comprehensive income	42,864	-	42,864
Loans and advances to customers	-	5,851,195	5,851,195
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	152,890	5,851,195	6,004,085
The Bank’s maximum exposure	152,890	5,851,195	6,004,085
Fees income	6,936	471,765	478,701

As of December 31, 2020

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,405,326	162,021,763	164,427,089
The Bank’s interest-assets			-
Investments at fair value through profit or loss	154,397	-	154,397
Investments at fair value through other comprehensive income	142,400	-	142,400
Loans and advances to customers	-	4,211,304	4,211,304
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	296,797	4,211,304	4,508,101
The Bank’s maximum exposure	296,797	4,211,304	4,508,101
Fees income	8,756	464,805	473,561